Financial Instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		R$ 14,394
Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income		R$ 14,394